Fair value of financial assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Cash and cash equivalents	¥ 97	¥ 132	¥ 3,188	¥ 21,717
Loan receivables	662,183	615,184
Fair value [Member]
Statement [Line Items]
Cash and cash equivalents	97	132
Loan receivables	662,183	615,184
Total financial assets	662,280	615,316
Loans payable	171,569	172,891
Carrying amount [member]
Statement [Line Items]
Cash and cash equivalents	97	132
Loan receivables	662,183	615,184
Total financial assets	662,280	615,316
Loans payable	¥ 171,569	¥ 172,891